CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 116,039	$ 70,490
Federal funds sold	286	200
Total cash and cash equivalents	116,325	70,690
Securities
Available for sale (amortized cost of $447,496 in 2011 and $517,589 in 2010)	454,125	518,566
Held to maturity (fair value of $271,601 in 2011 and $222,761 in 2010)	259,035	215,365
Federal Home Loan Bank stock	7,599	7,599
Total securities	720,759	741,530
Loans, less allowance for loan losses of $27,584 in 2011 and $28,072 in 2010	956,559	1,008,272
Bank-owned life insurance	32,618	39,511
Premises and equipment, net	45,130	42,201
Other real estate owned, net	23,505	20,479
Accrued interest and other assets	33,788	38,941
Total assets	1,928,684	1,961,624
Deposits
Demand-noninterest-bearing	152,955	152,064
Prepaid solutions card deposits	5,810	29,161
Interest-bearing	1,580,779	1,597,202
Total deposits	1,739,544	1,778,427
Prepaid solutions cards	9,980	8,778
Accrued interest and other liabilities	12,207	18,571
Common stock in ESOP subject to contingent repurchase obligation	23,230	29,865
Shareholders' equity
Common stock, no par value; 15,000,000 shares authorized; 426,850 shares issued and outstanding	3,412	3,412
Surplus	35,453	35,453
Retained earnings	124,514	116,698
Accumulated other comprehensive income	3,574	285
Amount reclassified on ESOP shares	(23,230)	(29,865)
Total shareholders' equity	143,723	125,983
Total liabilities and shareholders' equity	$ 1,928,684	$ 1,961,624